Nature of Operations	6 Months Ended
Jun. 30, 2020
General [Abstract]
NATURE OF OPERATIONS

Note 1 - NATURE OF OPERATIONS:

CollPlant Biotechnologies Ltd. (the "Company") is a regenerative and aesthetic medicine company focused on 3D bioprinting of tissues and organs and medical aesthetics.

The Company's revenues include income from business collaborators and sales of (i) the BioInk product for the development of 3D bioprinting of organs and tissues, (ii) sales of rhCollagen for the medical aesthetics market, and (iii) sales in Europe of the products for tendinopathy and wound healing.

The Company operates through CollPlant Ltd., a wholly-owned subsidiary (CollPlant Biotechnologies Ltd. and CollPlant Ltd. will be referred to hereinafter as "the Company" and "CollPlant", respectively).

The Company has an accumulated deficit of approximately $70,832 as of June 30, 2020, as well as a history of net losses and negative operating cash flows in recent years. The Company expects to continue incurring losses and negative cash flows from operations until it will receive material income from business collaborators under licensing agreements and/or its products (primarily BioInk) reach commercial profitability. As a result of these expected losses and negative cash flows from operations, along with the Company's current cash position, the Company does not have sufficient cash to meet its liquidity requirements for the following twelve months. Consequently, there is substantial doubt about the Company's ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management's plans include the continued collaborations with global leading companies in medical aesthetics and 3D bioprinting of organs and tissues, commercialization of the Company's products, capital inflows from strategic partnerships and may include raising capital through the sale of additional equity securities. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.